EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
8.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	6 months ended June 30,		Year ended December 31,
	2012	2011	2011
Basic:
Net income available to stockholders	100,178	73,569	131,175
Diluted:
Net income available to stockholders	100,178	73,569	131,175
Interest paid on convertible bonds	2,331	1,823	4,180
	102,509	75,392	135,355

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	6 months ended June 30,		Year ended December 31,
	2012	2011	2011
Basic earnings per share:
Weighted average number of common shares outstanding	79,176	79,125	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	79,176	79,125	79,125
Effect of dilutive share options	89	175	286
Effect of dilutive convertible debt	4,621	3,804	4,216
	83,886	83,104	83,627